Summary of Significant Accounting Policies - Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash and cash equivalents	$ 83,045	$ 128,318